Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 183,278	$ 64,551	$ 116,751
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,730	18,827	18,445
Change in deferred charges and other assets	30	42	69
Impairment of long-lived assets	784	2,730	3,534
Share-based compensation expense	59	285	307
Accrued severance pay and other long-term liabilities, net	(786)	(122)	(539)
Loss on sale of long-lived assets	526	65	34
Realized loss (gain) on sale of marketable securities	45	(32)
Change in derivative instruments, net	5,239	(2,140)	(4,019)
Effect of exchange differences on inter-company balances	(3,249)	307	8,713
(Decrease) increase in long-term debt due to currency fluctuations	(1,835)	3,362	2,401
Deferred income taxes, net	(21,374)	6,720	(78,191)
(Increase) decrease in trade receivables, net	(47,565)	(11,519)	1,081
(Increase) decrease in other receivables, prepaid expenses and other	(622)	3,251	3,229
(Increase) decrease in inventories, net	(24,464)	(14,464)	762
Decrease (increase) in long-term receivables and other assets	196	2,544	(842)
Decrease (increase) in income tax receivables	291	(18)	(1)
Increase (decrease) increase in trade payables	1,664	(6,367)	690
Increase (decrease) in other accounts payable and accrued expenses	26,603	5,605	(5,824)
Increase (decrease) in income tax payables	43,857	(3,143)	(2,681)
Net cash provided by operating activities	181,407	70,484	63,919
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,293)	(5,656)	(5,025)
Investment in other intangible assets		(5,097)	(120)
Investment in short-term bank deposits	(60,033)	(10,026)	(10,974)
(Investment in) proceeds from restricted bank deposits	(15,562)	900	1,000
Proceeds from (investment in) long-term deposits and other assets	74	(310)	14
Proceeds from sale (purchase) of marketable securities, net	1,053	(3,891)
Proceeds from sale of long-lived assets	431	69	1,655
Net cash used in investing activities	(80,330)	(24,011)	(13,450)
Cash flows from financing activities:
Proceeds from issuance of shares, net	8,850	21,775	163
(Repayment of) proceeds from short-term bank debt, net		(73,331)	1,660
Proceeds from long-term debt and capital leases		22
Repayment of long-term debt	(12,898)	(34,579)	(30,403)
Net cash used in financing activities	(4,048)	(86,113)	(28,580)
Effect of exchange rate changes on cash and cash equivalents	(1,172)	477	2,590
Increase (decrease) in cash and cash equivalents	95,857	(39,163)	24,479
Cash and cash equivalents at the beginning of the year	54,144	93,307	68,828
Cash and cash equivalents at the end of the year	150,001	54,144	93,307
Cash paid during the year for:
Interest	3,447	6,171	8,256
Income taxes	5,102	9,454	11,970
(a) Non-cash investing and financing transactions:
Purchase of property, plant and equipment on credit	$ 790	$ 397	$ 755